Deferred Taxes (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Provisions	$ 90.6	$ 90.6	$ 97.2
Costs capitalized for tax	21.3	12.0	18.5
Property, plant and equipment	15.5	18.9	20.9
Retirement Plans	60.8	73.6	49.9
Tax receivables, principally NOL's	192.8	166.2	136.6
Deferred tax assets before allowances	381.0	361.3	323.1
Valuation allowances	(177.7)	(150.1)	(115.5)	$ (44.8)
Total	203.3	211.2	207.6
Acquired intangibles	(18.4)	(22.0)	(25.3)
Statutory tax allowances	(0.6)	(0.7)	(1.3)
Insurance deposit	(3.3)	(5.0)	(6.4)
Distribution taxes	(29.8)	(34.0)	(38.1)
Other	(2.9)	(2.6)	(3.0)
Total	(55.0)	(64.3)	(74.1)
Net deferred tax asset	$ 148.3	$ 146.9	$ 133.5